Share-Based Compensation (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options | Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	500,000.0
Restricted Stock | Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	7,500,000.0
Shares granted automatically upon election to board of directors (in shares)	3,000
Vesting period	5 years
Periodic vesting percentage	20.00%
Maximum authorized amount as a percentage of shares authorized	5.00%
Unrecognized compensation cost	$ 100
Share based compensation	$ 43	$ 43	$ 38